Consolidated Statement of Comprehensive Income / Loss (-) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated statement of comprehensive income / loss (-)
Net loss	€ (47,249)	€ (21,773)	€ (95,905)	€ (59,056)
Items that may be reclassified subsequently to profit or loss:
Translation differences, arisen from translating foreign activities	(215)	154	52	151
Other comprehensive income / loss (-), net of income tax	(215)	154	52	151
Total comprehensive income/ loss (-) attributable to: Owners of the parent	€ (47,463)	€ (21,619)	€ (95,853)	€ (58,905)